Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Losses [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 7	€ 14	€ 4
Total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared	74	0	0	€ 46
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 12	€ 2	€ 9